                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
    (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured Municipal Bond Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the year ended October 31, 2004

Market Conditions

The U.S. economy continued to expand during the Trust's fiscal year ended October 31, 2004. However, through the spring and summer the economy hit what Federal Reserve Board Chairman Alan Greenspan described as a "soft patch." Oil prices almost doubled, reaching record highs, and employment growth weakened. As a result, real gross domestic product growth that had averaged 4.3 percent in the first half of the fiscal period slowed to 3.5 percent in the second.

Throughout most of the year, the Federal Reserve Open Market Committee (the "Fed") maintained its short-term borrowing rate (the federal funds rate) at an historic low. By April the market had begun to anticipate that the Fed would begin to increase short-term interest rates in response to higher commodity prices and reduced concern about the risk of deflation. In a series of three measured moves between June and the end of October, the Fed did increase the federal funds rate, from 1.00 to 1.75 percent.

Rising inflation fears led to rising bond yields from April to June. The market reversed course in July, however, with yields falling from July through October as investors became concerned with slower growth. Rising and falling yields tended to offset each other over the entire period, and long-term municipal bond yields at the end of October had changed little from where they had begun the fiscal year. Higher short-term interest rates reduced the yield pickup for extending to longer maturities, and the yield curve flattened.

The supply of new-issue municipal bonds declined by 8 percent in the first 10 months of 2004. California remained the largest issuer, accounting for 16 percent of total underwriting volume. New York was second, and accounted for 9 percent of total underwriting volume. The ratio of municipal yields to Treasury yields, which serves as a gauge of relative performance, indicated that municipals generally remained attractive relative to Treasuries during the period. As a result, taxable investors such as insurance companies and hedge funds that normally focus on other sectors of the bond market supported municipal bond prices by "crossing over" to purchase municipal bonds.

Performance Analysis

The net asset value (NAV) of Morgan Stanley Insured Municipal Bond Trust (IMB) moved from $15.84 to $15.74 per share during the period ended October 31, 2004. Based on this decrease plus the reinvestment of tax-free dividends totaling $0.8625 per share, ordinary dividends of $0.01193 per share and long-term capital gains of $0.100688 per share, the Trust's total NAV return was 6.32 percent. IMB's value on the New York Stock Exchange (NYSE) decreased from $14.50 to $14.26 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IMB's total market return was 5.22 percent. IMB's share price was trading at a 9.40 percent discount to its NAV on October 31, 2004. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2004 declared in September were decreased from $0.0725 to $0.065 per share to reflect the Trust's current and projected earnings level. The Trust's level of undistributed net investment income was $0.046 per share on October 31, 2004, versus $0.120 per share 12 months earlier.

One of our key strategies in managing the Trust was to keep its overall interest-rate sensitivity lower than that of its benchmark index. This defensive strategy helped performance early in the period when rates rose but had the net effect of hampering total returns over the whole period by limiting the Trust's participation in the rally later in the period. The Trust's duration,* adjusted for leverage, was 9.9 years. The Trust's net assets of approximately $100 million, including preferred shares, were diversified across 48 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.15 per share to common-share earnings. The Trust has one ARPS series totaling $30 million, representing 30 percent of net assets, including preferred shares. The series is currently in a two year auction mode maturing in July 2006 with a yield of 2.45 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2004, the Trust purchased and retired 110,900 shares of common stock at a weighted average market discount of 9.27 percent.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.
There is no guarantee that any securities mentioned will continue to perform well or be held by the Trust in the future.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

LARGEST SECTORS
Transportation	31.6%
Water & Sewer	31.4
General Obligation	15.8
Hospital	11.6
Refunded	10.1

CREDIT ENHANCEMENTS
MBIA	35.5%
Ambac	25.4
FGIC	20.5
FSA	14.1
U.S. Gov't. Backed	3.4
XLCA	1.1

Data as of October 31, 2004. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Results of Annual Shareholder Meeting

On October 26, 2004, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

Michael Bozic
For:	3,582,096
Withheld:	236,347
James F. Higgins
For:	3,579,154
Withheld:	239,289

Election of Trustee by preferred shareholders:

Charles A. Fiumefreddo
For:	460
Withheld:	0

The following Trustees were not standing for reelection at this meeting: Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

Distribution by Maturity
(% of Long-Term Portfolio) As of October 31, 2004

Weighted Average Maturity: 19 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Alaska	3.0%
Arizona	2.3
California	7.1
Florida	7.1
Georgia	6.0
Hawaii	3.6
Illinois	10.4%
Michigan	3.7
Missouri	3.1
Nevada	3.2
New Hampshire	4.7
New Jersey	3.1
New Mexico	1.1%
New York	13.2
North Carolina	1.1
Ohio	2.1
Oregon	1.8
Pennsylvania	4.5
Puerto Rico	3.3%
South Carolina	1.1
Texas	7.5
Virginia	5.8
Washington	2.3
Joint exemptions*	(1.1)
Total†	100.0%

*	Joint exemptions have been included in each geographic location.
†	Does not include open short futures contracts with an underlying face amount of $14,085,938 with unrealized depreciation of $194,066.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of October 31, 2004

Years Bonds Callable—Weighted Average Call Protection: 6 Years

Cost (Book) Yield(a)—Weighted Average Book Yield: 5.4%

(a)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.2% on 5% of the long-term portfolio that is callable in 2005.
Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Bond Trust

Portfolio of Investments October 31, 2004

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (139.4%)
	General Obligation (15.8%)
$2,000	North Slope Borough, Alaska, Ser 2000 B (MBIA)	0.00%	06/30/11	$1,574,300
2,500	Mount San Antonio Community College District, California, 2001 Ser B (MBIA)	5.00	08/01/28	2,594,650
2,000	Hawaii, Ser 2001 (FGIC)	5.375	08/01/18	2,231,400
1,500	Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)	5.00	01/01/24	1,565,835
	Illinois,
1,400	Ser 2000 (MBIA)	5.75	12/01/17	1,599,794
1,300	Ser 2000 (MBIA)	5.75	12/01/18	1,485,523
10,700				11,051,502
	Educational Facilities Revenue (5.3%)
1,500	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (Ambac)	5.125	07/01/33	1,556,025
2,000	New York State Dormitory Authority, St John's University Ser 1996 (MBIA)	5.70	07/01/26	2,141,620
3,500				3,697,645
	Electric Revenue (8.2%)
1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser (AMT) (Ambac)	5.00	01/01/27	1,420,314
1,000	Long Island Power Authority, New York, Ser 2004 A (Ambac)	5.00	09/01/34	1,030,830
1,000	South Carolina Public Service Authority, 1997 Refg Ser A (MBIA)	5.00	01/01/29	1,030,400
2,100	Snohomish County Public Utility District # 1, Washington, Ser 2004 (FSA)	5.00	12/01/22	2,228,856
5,500				5,710,400
	Hospital Revenue (11.6%)
2,000	Mesa Industrial Development Authority, Arizona, Discovery Health Ser 1999 A (MBIA)	5.875	01/01/16	2,265,220
2,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50	11/01/16	2,163,060
2,500	New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (MBIA)	5.00	07/01/24	2,622,650
1,000	University of North Carolina, Hospitals at Chapel Hill Ser 1999 (Ambac)	5.00	02/15/24	1,041,080
7,500				8,092,010
	Mortgage Revenue – Multi-Family (3.9%)
2,640	New York State Housing Finance Agency, 1996 Ser A Refg (FSA)	6.10	11/01/15	2,734,459

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Mortgage Revenue – Single Family (4.0%)
$1,355	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA)	5.875%		10/01/31	$1,372,059
1,375	Virginia Housing Development Authority, 2001 Ser J (MBIA)	5.20		07/01/19	1,429,932
2,730					2,801,991
	Public Facilities Revenue (6.8%)
3,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA)	5.00		07/01/26	3,099,180
1,500	Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)	5.25		10/01/19	1,640,070
4,500					4,739,250
	Recreational Facilities Revenue (6.0%)
1,250	College Park Business & Industrial Development Authority, Georgia, Civic Center Ser 2000 (Ambac)	5.75		09/01/26	1,407,238
600	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Ser 2004 (Ambac)	5.25		01/01/23	658,620
2,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	2,108,320
3,850					4,174,178
	Tax Allocation Revenue (3.1%)
1,000	Long Beach Bond Finance Authority, California, Downtown North Long Beach Poly High and West Beach 2002 Ser A (Ambac)	5.375		08/01/18	1,118,770
1,000	San Diego Redevelopment Agency, California, Centre City Ser 2004 A (XLCA)	5.00		09/01/23	1,055,780
2,000					2,174,550
	Transportation Facilities Revenue (31.6%)
2,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Ser A (AMT) (Ambac)	5.375		01/01/32	2,069,560
3,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50		01/01/15	3,474,840
1,500	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC)	5.50		12/01/17	1,648,260
3,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375		01/01/40	3,112,020
2,500	New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)	11.553	‡	11/01/17	3,049,625
	Metropolitan Transportation Authority, New York,
1,000	State Service Contract Ser 2002 A (MBIA)	5.50		01/01/20	1,128,120
2,000	State Service Contract Ser 2002 B (MBIA)	5.50		07/01/20	2,262,120
1,000	Port Authority of New York & New Jersey, Cons 121 Ser (MBIA)#	5.125		10/15/30	1,040,910

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
$2,000	Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC)	5.25%	03/01/18		$2,197,140
2,000	Dallas-Forth Worth International Airport, Texas, Refg & Impr Ser 2001 A (AMT) (FGIC)	5.50	11/01/31		2,092,740
20,000					22,075,335
	Water & Sewer Revenue (31.4%)
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA)	5.00	07/01/25		1,050,410
2,000	Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)	5.75	09/01/25		2,255,400
2,000	Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)	5.25	10/01/22		2,182,780
2,000	Henry County Water & Sewer Authority, Georgia, Ser 2000 (FGIC)	5.625	02/01/30		2,207,500
1,200	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25	07/01/17		1,325,904
1,000	Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac)	5.25	05/15/17		1,093,800
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)	5.50	12/01/24		2,214,280
2,000	Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)	5.00	11/15/27		2,073,020
3,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)	5.25	05/15/23		3,244,320
4,000	Norfolk, Virginia, Water Ser 1995 (MBIA)	5.875	11/01/20		4,232,799
20,200					21,880,213
	Other Revenue (1.6%)
1,000	California, Economic Recovery Ser 2004 A (MBIA)	5.00	07/01/15		1,114,750
	Refunded (10.1%)
1,750	Detroit, Michigan, Water Supply Ser 1999 A (FGIC)	5.75	01/01/10	†	2,012,518
1,425	Port of Portland, Oregon, Portland Int'l Airport Ser Seven B (AMT) (MBIA)	7.10	01/01/12	†	1,748,318
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)††	5.50	10/01/32		3,287,910
6,175					7,048,746
90,295	Total Tax-Exempt Municipal Bonds (Cost $89,524,674)				97,295,029

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligation (1.3%)
$900	Missouri Health & Educational Facilities Authority, Cox Health System Ser 1997 (MBIA) (Demand 11/01/04) (Cost $900,000)	1.73*	%	06/01/15	$900,000
$91,195	Total Investments (Cost $90,424,674) (a) (b)			140.7%	98,195,029
	Other Assets in Excess of Liabilities			2.4	1,636,249
	Preferred Shares of Beneficial Interest			(43.1)	(30,061,248)
	Net Assets Applicable to Common Shareholders			100.0%	$69,770,030

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $97,500.
‡	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $3,049,625 which represents 4.4% of net assets applicable to common shareholders.
#	Joint exemption in locations shown.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $13,794,715 in connection with the open futures contracts.
(b)	The aggregate cost for federal income tax purposes is $90,378,014. The aggregate gross and net unrealized appreciation is $7,817,015.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at October 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
50	Short	U.S. Treasury Notes 5 Yr December/2004	$(5,568,750)	$(54,212)
75	Short	U.S. Treasury Notes 10 Yr December/2004	(8,517,188)	(139,854)
		Total unrealized depreciation		$(194,066)

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Investments in securities, at value (cost $90,424,674)	$98,195,029
Cash	27,255
Interest receivable	1,544,466
Prepaid expenses and other assets	273,224
Total Assets	100,039,974
Liabilities:
Payable for:
Variation margin	39,063
Investment management fee	35,404
Common shares of beneficial interest repurchased	26,974
Accrued expenses and other payables	107,255
Total Liabilities	208,696
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 600 shares outstanding)	30,061,248
Net Assets Applicable to Common Shareholders	$69,770,030
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 4,431,820 shares outstanding)	$61,385,233
Net unrealized appreciation	7,576,289
Accumulated undistributed net investment income	202,318
Accumulated undistributed net realized gain	606,190
Net Assets Applicable to Common Shareholders	$69,770,030
Net Asset Value Per Common Share, ($69,770,030 divided by 4,431,820 common shares outstanding)	$15.74

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2004

Net Investment Income:
Interest Income	$5,025,321
Expenses
Investment management fee	353,824
Auction commission fees	150,262
Professional fees	55,004
Transfer agent fees and expenses	29,611
Shareholder reports and notices	24,205
Registration fees	15,334
Custodian fees	11,186
Trustees' fees and expenses	8,457
Auction agent fees	8,046
Other	21,014
Total Expenses	676,943
Net Investment Income	4,348,378
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,330,668
Futures contracts	(1,016,155)
Net Realized Gain	314,513
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(278,731)
Futures contracts	118,586
Net Depreciation	(160,145)
Net Gain	154,368
Dividends to preferred shareholders from net investment income	(714,907)
Net Increase	$3,787,839

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,348,378	$4,581,129
Net realized gain	314,513	799,757
Net change in unrealized appreciation/depreciation	(160,145)	175,316
Dividends to preferred shareholders from net investment income	(714,907)	(747,426)
Net Increase	3,787,839	4,808,776
Dividends and Distributions to Common Shareholders from:
Net investment income	(3,934,947)	(4,131,366)
Net realized gain	(457,206)	(1,064,712)
Total Dividends and Distributions	(4,392,153)	(5,196,078)
Decrease from transactions in common shares of beneficial interest	(1,566,996)	(1,406,893)
Net Decrease	(2,171,310)	(1,794,195)
Net Assets Applicable to Common Shareholders:
Beginning of period	71,941,340	73,735,535
End of Period (Including accumulated undistributed net investment income of $202,318 and $544,934, respectively)	$69,770,030	$71,941,340

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Notes to Financial Statements October 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Bond Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on February 27, 1990 and commenced operations on February 28, 1991.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Insured Municipal Bond Trust

Notes to Financial Statements October 31, 2004 continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders.

E.   Dividends and Distributions to Shareholders — The Trust records dividends and distributions to shareholders as of the close of each business day.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004, aggregated $21,319,462 and $24,786,807, respectively. Included in the aforementioned are purchases of $1,562,596 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2004, the Trust had transfer agent fees and expenses payable of approximately $3,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended October 31, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,103. At October 31, 2004, the Trust had an accrued pension liability of $57,203 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

Morgan Stanley Insured Municipal Bond Trust

Notes to Financial Statements October 31, 2004 continued

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
600	$30,000	2.45%	07/06/06	2.199% – 2.45%

*	As of October 31, 2004.
**	For the year ended October 31, 2004.

Subsequent to October 31, 2004 and up through December 3, 2004, the Trust paid dividends at a rate of 2.45% in the aggregate amount of $122,496.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Insured Municipal Bond Trust

Notes to Financial Statements October 31, 2004 continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2002	4,637,620	$46,377	$64,224,804
Treasury shares purchased and retired (weighted average discount 6.42%)*	(94,900)	(949)	(1,405,944)
Reclassification due to permanent book/tax differences	—	—	25,826
Balance, October 31, 2003	4,542,720	45,428	62,844,686
Treasury shares purchased and retired (weighted average discount 9.27%)*	(110,900)	(1,109)	(1,565,887)
Reclassification due to permanent book/tax differences	—	—	62,115
Balance, October 31, 2004	4,431,820	$44,319	$61,340,914

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On September 28, 2004, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.065	November 5, 2004	November 19, 2004
$0.065	December 10, 2004	December 23, 2004

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Insured Municipal Bond Trust

Notes to Financial Statements October 31, 2004 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
Tax-exempt income	$4,589,406	$4,878,792
Ordinary income	54,172	—
Long-term capital gains	457,206	1,064,712
Total distributions	$5,100,784	$5,943,504

As of October 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$274,152
Undistributed long-term gains	412,124
Net accumulated earnings	686,276
Temporary differences	(118,494)
Net unrealized appreciation	7,817,015
Total accumulated earnings	$8,384,797

As of October 31, 2004, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold and market discount retained by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $20,975, accumulated undistributed net investment income was charged $41,140 and paid-in-capital was credited $62,115.

Morgan Stanley Insured Municipal Bond Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2004	2003		2002		2001		2000
Selected Per Share Data:
Net asset value, beginning of period	$15.84	$15.90		$15.70		$14.56		$14.09
Income (loss) from investment operations:
Net investment income*	0.95	1.00		1.03		1.07		1.09
Net realized and unrealized gain	0.04	0.21		0.28		1.06		0.43
Common share equivalent of dividends paid to preferred shareholders*	(0.16)	(0.16)		(0.18)		(0.25)		(0.25)
Total income from investment operations	0.83	1.05		1.13		1.88		1.27
Less dividends and distributions from:
Net investment income	(0.87)	(0.90)		(0.82)		(0.78)		(0.86)
Net realized gain	(0.10)	(0.23)		(0.14)		—		—
Total dividends and distributions	(0.97)	(1.13)		(0.96)		(0.78)		(0.86)
Anti-dilutive effect of acquiring treasury shares*	0.04	0.02		0.03		0.04		0.06
Net asset value, end of period	$15.74	$15.84		$15.90		$15.70		$14.56
Market value, end of period	$14.26	$14.50		$14.31		$14.29		$13.125
Total Return†	5.22%	9.27%		7.01%		15.19%		12.12%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.96%	0.98	% (2)	0.94	% (2)	0.93	% (2)	0.95	% (1)
Net investment income before preferred stock dividends	6.16%	6.27%		6.66%		7.00%		7.67%
Preferred stock dividends	1.01%	1.02%		1.16%		1.65%		1.75%
Net investment income available to common shareholders	5.15%	5.25%		5.50%		5.35%		5.92%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$69,770	$71,941		$73,736		$74,599		$71,089
Asset coverage on preferred shares at end of period	332%	339%		345%		348%		336%
Portfolio turnover rate	22%	7%		16%		16%		26%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Does not reflect the effect of expense offset of 0.02%.
(2)	Does not reflect the effect of expense offset of 0.03%.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Insured Municipal Bond Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Bond Trust (the "Trust"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Bond Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 14, 2004

2004 Federal Tax Notice (unaudited)

During the year ended October 31, 2004, the Trust paid the following per share amounts from tax-exempt income: $0.878 to common shareholders and $1,046 to preferred shareholders. For the year ended October 31, 2004, the Trust paid the following per share amounts from long-term capital gains: $0.085 to common shareholders and $121 to preferred shareholders.

Morgan Stanley Insured Municipal Bond Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (72) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Insured Municipal Bond Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (62) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Insured Municipal Bond Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Insured Municipal Bond Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Manager, Vice President of the Institutional and Retail Funds (since July 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Carsten Otto (41) 1221 Avenue of the Americas New York, NY	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Morgan Stanley Insured Municipal Bond Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2004 Morgan Stanley

37931RPT-RA04-00905P-Y10/04	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Bond Trust Annual Report October 31, 2004

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Trusts Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004
                                            REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES.........................      $28,989              N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.......      $ 5,752(2)       $5,067,400(2)
             TAX FEES.................      $ 4,455(3)       $  545,053(4)
             ALL OTHER FEES...........      $-               $ -
   TOTAL NON-AUDIT FEES...............      $10,207          $5,612,453

   TOTAL..............................      $39,196          $5,612,453

2003
                                            REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES.........................      $ 27,379              N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.......      $21,284(2)       $ 1,086,576(2)
             TAX FEES.................      $ 4,346(3)       $   252,500(4)
             ALL OTHER FEES...........      $ -              $ -        (5)
   TOTAL NON-AUDIT FEES...............      $25,630          $ 1,339,076

   TOTAL..............................      $53,009          $ 1,339,076

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------
1    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
     and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

                                       7

Item 8. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------
Period                      (a) Total Number    (b) Average        (c) Total Number    (d) Maximum
                            of Shares (or       Price Paid per     of Shares (or       Number (or
                            Units) Purchased    Share (or          Units)              Approximate
                                                Unit)              Purchased           Dollar Value)
                                                                   as Part             of Shares (or
                                                                   of Publicly         Units) that
                                                                   Announced           May Yet Be
                                                                   Plans or            Purchased
                                                                   Programs            Under the
                                                                                       Plans or
                                                                                       Programs
----------------------------------------------------------------------------------------------------------

November 1, 2003 --
November 30, 2003                1,900.00            14.6156              N/A                 N/A
----------------------------------------------------------------------------------------------------------
December 1, 2003 --
December 31, 2003                6,200.00            14.9935              N/A                 N/A
----------------------------------------------------------------------------------------------------------
January 1, 2004 ---
January 31, 2004                10,400.00            15.1168              N/A                 N/A
----------------------------------------------------------------------------------------------------------
February 1, 2004 ---
February 29, 2004                4,100.00            15.0919              N/A                 N/A
----------------------------------------------------------------------------------------------------------
March 1, 2004 ---
March 31, 2004                   5,200.00            15.4242              N/A                 N/A
----------------------------------------------------------------------------------------------------------
April 1, 2004 ---
April 30, 2004                  13,200.00            14.1399              N/A                 N/A
----------------------------------------------------------------------------------------------------------
May 1, 2004 ---
May 31, 2004                    11,000.00            13.3516              N/A                 N/A
----------------------------------------------------------------------------------------------------------
June 1, 2004 ---
June 30, 2004                   13,500.00            13.3822              N/A                 N/A
----------------------------------------------------------------------------------------------------------
July 1, 2004 ---
July 31, 2004                   14,000.00            13.6799              N/A                 N/A
----------------------------------------------------------------------------------------------------------
August 1, 2004 ---
August 31, 2004                 12,600.00            13.9914              N/A                 N/A
----------------------------------------------------------------------------------------------------------
September 1, 2004 -
September 30, 2004               9,200.00            14.0754              N/A                 N/A
----------------------------------------------------------------------------------------------------------
October 1, 2004 ---
October 31, 2004                 9,600.00            14.1216              N/A                 N/A
----------------------------------------------------------------------------------------------------------
Total                           110,900.00           14.3320              N/A                 N/A
----------------------------------------------------------------------------------------------------------

                                       8

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                       10

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                           ADOPTED SEPTEMBER 28, 2004

I.   This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
     "Funds" and each, a "Fund") applies to each Fund's Principal Executive
     Officer, President, Principal Financial Officer and Treasurer (or
     persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange
Commission ("SEC") and in other public communications made by the Fund;

compliance with applicable laws and governmental rules and regulations;

prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

accountability for adherence to the Code.

        Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.   COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
      INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct,

                                       11

violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered
Officer would benefit personally (directly or indirectly);

cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family

                                       12

living in the same household engages in such an activity or has such a relationship. Examples of these include:

service or significant business relationships as a director on the board of any public or private company;

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the
Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment;
provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the
Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

upon adoption of the Code (thereafter as applicable, upon becoming a Covered
Officer), affirm in writing to the Boards that he has received, read and understands the Code;

                                       13

annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

the General Counsel will take all appropriate action to investigate any potential violations reported to him;

if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent
Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

the Independent Directors/Trustees/Managing General Partners of the relevant
Fund will be responsible for granting waivers of this Code, as appropriate; and

any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to

--------------
2    Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters'
codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan
Stanley's Code of Ethics are separate requirements applying to the Covered
Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 14, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       20

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 14, 2004

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Bond Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 14, 2004
                                                    /s/ Ronald E. Robison
                                                    ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Bond Trust and will be retained by
Morgan Stanley Insured Municipal Bond Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Bond Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 14, 2004
                                                    /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Bond Trust and will be retained by
Morgan Stanley Insured Municipal Bond Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       24